CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 13,646	$ 16,386	$ 4,002	$ 3,698
Common shares, par value (in dollars per share)	$ 0.00139482	$ 0.00139482
Common shares, authorized (in shares)	120,000,000	120,000,000
Common shares, issued (in shares)	85,503,321	88,312,068
Common shares, outstanding (in shares)	85,503,321	88,312,068